Deferred Income (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Deferred income [line items]
As at 1 January	¥ 10,442	¥ 5,679
Amortization	(437)	(437)
As at 31 December	10,005	10,442
The project of energy efficiency renovations of thermoelectric unit [member]
Deferred income [line items]
Government grants received during the year to compensate the cost	¥ 0	¥ 5,200